NOTE 10: SIGNIFICANT ACQUISITIONS	9 Months Ended
Sep. 30, 2012
NOTE 10: SIGNIFICANT ACQUISITIONS:
NOTE 10: SIGNIFICANT ACQUISITIONS
NOTE 10: SIGNIFICANT ACQUISITIONS

Acquisition of Collectaway LLC (now known as PB Laboratories, LLC).

On February 16, 2012, the Company, through its subsidiary, Medytox Diagnostics Inc., agreed to purchase 50.5% of PB Laboratories, LLC ("PB Labs") from an unrelated party for cash and an installment note in a total amount of $201,000.  The note is being paid in $50,000 quarterly payments over 12 months. The Company made payments of $100,000 during the nine months ended September 30, 2012 and the note has a balance due of $100,000.

PB Labs was organized in October 2005.  The Company was not required to file audited consolidated financial statements for the years ended December 31, 2011 and 2010 on a Form 8-K in connection with the acquisition.

Medytox accounted for the assets, liabilities and ownership interests in accordance with the provisions of the Business Combinations Topic of the FASB Accounting Standards Codification.  As such, the recorded assets and liabilities acquired have been recorded at fair value and any difference in the net asset values and the consideration given has been recorded as a gain on acquisition or as goodwill. The unaudited values as of the date of the acquisition agreement are as follows:

February 16, 2012 (Unaudited)
Fixed assets	$17,000
Intangible assets	184,000

Total assets purchased	$201,000

Cash paid	$1,000
Acquisition note	200,000

Total liabilities assumed and consideration given	$201,000

Pro-forma activity for the Company as though this acquisition had taken place at January 1, 2012 are as follows:

Nine months ended
September 30, 2012
(Unaudited)

Revenues	$11,958,786

Net (loss)	$(58,219)

Earnings per share	$(0.00)

Shares outstanding	27,374,800

Acquisition of Trident Laboratories, Inc.

On August 22, 2011, the Company, through its subsidiary, MILM, agreed to purchase 81% of Trident Laboratories, Inc. ("Trident") from unrelated parties for an installment note in a total amount of $500,000.  The note was to be paid from the revenue generated by MILM business brought to Trident.  As of September 30, 2012, the revenue generated by MILM business in Trident should have paid off the loan.  This pay-off is part of the litigation with Trident.

Acquisition of Medical Billing Choices, Inc.

On August 22, 2011, the Company agreed to purchase 100% of Medical Billing Choices, Inc. ("MBC") from an unrelated party for cash and a note for a total amount of $850,000.  Medytox paid $100,000 down in cash and is paying the $750,000 note in monthly payments from the collections in MBC on Medytox billings.  The $750,000 must be paid off within 24 months or the shareholders of MBC have the right to rescind the agreement. At September 30, 2012, the remaining balance on the acquisition note was $602,304.

Combined results

Pro forma results of operations for the Company for the nine months ended September  30, 2011 as though both acquisitions had taken place at January 1, 2011 are as follows:

Nine Months Ended September 30, 2011

Revenues	$578,588

Net (loss)	$(52,252)

Earnings per share	$(0.00)